Accumulated Other Comprehensive Income (Loss) - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net interest expense	$ (24.3)	$ (16.3)	$ (11.2)
Income tax provision	23.5	16.2	27.0
Reclassification adjustments for foreign currency translation	1.5
Reclassification adjustments for foreign currency translation, tax	0.4
Pension Expense
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustments from AOCI into earnings for pension and other postretirement benefits plans	(5.0)	(8.2)	(7.8)
Provision for Income Taxes
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustments from AOCI into earnings for pension and other postretirement benefits plans	1.3	2.1	2.0
Reclassification out of Accumulated Other Comprehensive Income | Derivatives Designated as Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net interest expense	10.8	2.4	1.8
Income tax provision	$ 2.8	0.7	0.5
Reclassification out of Accumulated Other Comprehensive Income | Foreign Currency Translation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net interest expense		2.9	2.9
Income tax provision		$ 0.7	$ 0.8